22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

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                                                OMB Number:      3235-0006
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AV Partners VI, L.P.

Address: 701 N. Brazos Street, Suite 1400, Austin, TX 78701

Form 13F File Number:  28-05403 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph C. Aragona
Title:  General Partner
Phone:  512 485-1900
Signature, Place, and Date of Signing:

/s/Joseph C. Aragona
--------------------------------------------------------------------------------
[Signature]

Austin, TX
--------------------------------------------------------------------------------
[City, State]

February 13, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                           0
                                                      --------
Form 13F Information Table Entry Total:
                                                             7
                                                      --------
Form 13F Information Table Value Total:
                                                      $ 18,407
                                                      --------
                                                     (thousands)
List of Other Included Managers:

   None

                                                   FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                              Title                       Value     Shares/    Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt     Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------     -------- -------  --------    ----      ------   ----
Ashford.com                  Common      044093102            133      424,958  SH      Sole                  424,958   0       0
Crossroads Systems Inc.      Common      22765D100          1,368      291,793  SH      Sole                  291,793   0       0
Egreetings Network Inc.      Common      282343102            226      802,511  SH      Sole                  802,511   0       0
MetaSolv Software Inc.       Common      591393103          8,741      957,922  SH      Sole                  957,922   0       0
FreeMarkets                  Common      356602102          5,411      284,772  SH      Sole                  284,772   0       0
Sapient Corp.                Common      803062108            511       42,795  SH      Sole                   42,795   0       0
Lucent                       Common      549463107          2,017      149,378  SH      Sole                  149,378   0       0

                                              TOTAL        18,407

